UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22426

Name of Fund: BlackRock Build America Bond Trust (BBN)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Build America

     Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 01/31/2014

Item 1 – Report to Stockholders

JANUARY 31, 2014

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Build America Bond Trust (BBN)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Dear Shareholder

One year ago, US financial markets were improving despite a sluggish global economy, as loose monetary policy beckoned investors to take on more risk in their portfolios. Slow but positive growth in the US was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would continue its aggressive monetary stimulus programs. International markets were not as fruitful in the earlier part of the year given uneven growth rates and more direct exposure to macro risks such as the resurgence of political instability in Italy, the banking crisis in Cyprus and a generally poor outlook for European economies. Additionally, emerging markets significantly lagged the rest of the world due to slowing growth and structural imbalances.

Global financial markets were rattled in May when Fed Chairman Bernanke mentioned the possibility of reducing (or “tapering”) the central bank’s asset purchase programs — comments that were widely misinterpreted as signaling an end to the Fed’s zero-interest-rate policy. US Treasury yields rose sharply, triggering a steep sell-off across fixed income markets. (Bond prices move in the opposite direction of yields.) Equity prices also suffered as investors feared the implications of a potential end of a program that had greatly supported the markets. Markets rebounded in late June, however, when the Fed’s tone turned more dovish, and improving economic indicators and better corporate earnings helped extend gains through most of the summer.

The fall was a surprisingly positive period for most asset classes after the Fed defied market expectations with its decision to delay tapering. Higher volatility returned in late September when the US Treasury Department warned that the national debt would soon breach its statutory maximum. The ensuing political brinksmanship led to a partial government shutdown, roiling global financial markets through the first half of October, but equities and other so-called “risk assets” resumed their rally when politicians engineered a compromise to reopen the government and extend the debt ceiling, at least temporarily.

The remainder of 2013 was generally positive for stock markets in the developed world, although investors continued to grapple with uncertainty about when and how much the Fed would scale back on stimulus. When the long-awaited taper announcement ultimately came in mid-December, the Fed reduced the amount of its monthly asset purchases but at the same time extended its time horizon for maintaining low short-term interest rates. Markets reacted positively, as this move signaled the Fed’s perception of real improvement in the economy and investors were finally relieved from the tenacious anxiety that had gripped them for quite some time.

Investors’ risk appetite diminished in the new year. Heightened volatility in emerging markets and mixed US economic data caused global equities to weaken in January while bond markets found renewed strength. While tighter global liquidity was an ongoing headwind for developing countries, financial troubles in Argentina and Turkey launched a sharp sell-off in a number of emerging market currencies. Unexpectedly poor economic data out of China added to the turmoil. In the US, most indicators continued to signal a strengthening economy; however, stagnant wage growth raised concerns about the sustainability of the overall positive momentum. US stocks underperformed other developed equity markets as a number of disappointing corporate earnings reports prompted investors to take advantage of lower valuations abroad.

While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty. Developed market stocks were the strongest performers for the six- and 12-month periods ended January 31. In contrast, emerging markets were weighed down by uneven growth, high debt levels and severe currency weakness. Rising interest rates pressured US Treasury bonds and other high-quality fixed income sectors, including tax-exempt municipals and investment grade corporate bonds. High yield bonds, to the contrary, benefited from income-oriented investors’ search for yield in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“While accommodative monetary policy was the main driver behind positive market performance over the period, it was also the primary cause of volatility and uncertainty.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2014
	6-month	12-month
US large cap equities (S&P 500® Index)	6.85%	21.52%
US small cap equities (Russell 2000® Index)	8.88	27.03
International equities (MSCI Europe, Australasia, Far East Index)	7.51	11.93
Emerging market equities (MSCI Emerging Markets Index)	(0.33)	(10.17)
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.03	0.08
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.77	(2.97)
US investment grade bonds (Barclays US Aggregate Bond Index)	1.78	0.12
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.13	(1.10)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	4.70	6.76
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Build America Bond Overview

For the Reporting Period Ended January 31, 2014

Build America Bonds (“BABs”) typically trade at a spread or extra yield to US Treasury bonds with similar maturities as they are taxable municipal securities. During the reporting period, yields on US Treasury bonds spent most of the period probing higher yields but ultimately ended the period without significant change. The yield curve flattened as yields on 30-year maturities dropped slightly while yields on 10-year and shorter maturities increased. The Barclays Aggregate Eligible Build America Bond Index returned 5.79% for the six-month period ended January 31, 2014. Given that BABs are no longer issued and demand has remained strong (more so for index-eligible BABs), the relative scarcity of the bonds contributed positively to performance as credit spreads for BABs generally tightened. California general obligation BABs, in particular, continued to benefit from the state’s improving credit quality. Additionally, Illinois general obligation bonds benefited significantly from the passage of pension reform legislation in late 2013, which the market viewed as positive for the issuer’s credit strength.

Additionally, during the reporting period, the BABs market faced the ongoing headwind of federal sequestration (a series of automatic spending cuts resulting from the fiscal cliff deal). As sequestration was triggered, the federal subsidy used to pay the coupon on BABs (previously 35%) has been reduced. Since the federal government now pays a smaller proportion of the coupon, the issuer’s cost of borrowing has increased. While most issuers should be able to absorb this higher cost, some may face more of a challenge. Additionally, most BABs were issued with an Extraordinary Redemption Provision (“ERP”) intended to give issuers the ability to call their bonds prior to maturity in the event the federal subsidy was lowered. Some issuers have already exercised their ERP and called their bonds out of the market, although, the volume has been small relative to the overall size of the market. However, the longer sequestration continues, the greater the likelihood that additional issuers will consider exercising this provision to call bonds. At present, though, for most BABs issuers there are no cost savings to be generated by exercising the ERP. Thus far, general concerns around the sequestration and the potential for bond calls through ERPs have not materially impacted the overall BABs market.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

The Benefits and Risks of Leveraging

The Trust may utilize leverage to seek to enhance the yield and net asset value (“NAV”). However, these objectives cannot be achieved in all interest rate environments.

The Trust may utilize leverage by entering into reverse repurchase agreements. In general, the concept of leveraging is based on the premise that the financing cost of assets to be obtained from leverage, which will be based on short-term interest rates, will normally be lower than the income earned by the Trust on its longer-term portfolio investments. To the extent that the total assets of the Trust (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Trust’s shareholders will benefit from the incremental net income.

The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV. However, in order to benefit shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. If the yield curve becomes negatively sloped, meaning short-term interest rates exceed long-term interest rates, income to shareholders will be lower than if the Trust had not used leverage.

To illustrate these concepts, assume a Trust’s capitalization is $100 million and it borrows for an additional $30 million, creating a total value of $130 million available for investment in long-term securities. If prevailing short-term interest rates are 3% and long-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Trust pays borrowing costs and interest expense on the $30 million of borrowings based on the lower short-term interest rates. At the same time, the securities purchased by the Trust with assets received from the borrowings earn income based on long-term interest rates. In this case, the borrowing costs and interest expense of the borrowings is significantly lower than the income earned on the Trust’s long-term investments, and therefore the Trust’s shareholders are the beneficiaries of the incremental net income.

If short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental net income pickup will be reduced or eliminated completely. Furthermore, if prevailing short-term interest rates rise above long-term interest rates, the yield curve has a negative slope. In this case, the Trust pays higher short-term interest rates whereas the Trust’s total portfolio earns income based on lower long-term interest rates.

Furthermore, the value of the Trust’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. As a result, changes in interest rates can influence the Trust’s NAV positively or negatively in addition to the impact on Trust performance from leverage.

The use of leverage may enhance opportunities for increased income to the Trust, but as described above, it also creates risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Trust’s NAV, market price and dividend rate than comparable portfolios without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Trust’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Trust’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Trust may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Trust to incur losses. The use of leverage may limit the Trust’s ability to invest in certain types of securities or use certain types of hedging strategies. The Trust will incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Trust is permitted to issue senior securities representing indebtedness up to 33 1/3% of its total managed assets (the Trust’s net assets plus the proceeds of any outstanding borrowings used for leverage). If the Trust segregates or designates on its books and records cash or liquid assets having a value not less than the repurchase price (including accrued interest), such reverse repurchase agreement will not be considered a senior security for 1940 Act purposes and therefore will not be subject to this limitation. The Trust, however, voluntarily limits its aggregate economic leverage to 50% of its managed assets. As of January 31, 2014, the Trust had economic leverage of 33% from reverse repurchase agreements as a percentage of its total managed assets.

Derivative Financial Instruments

The Trust may invest in various derivative financial instruments, including financial futures contracts as specified in Note 4 of the Notes to Financial Statements, which may constitute forms of economic leverage. Such derivative financial instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Trust’s ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio investments at inopportune times or for distressed values, may limit the amount of appreciation the Trust can realize on an investment, may result in lower dividends paid to shareholders and/or may cause the Trust to hold an investment that it might otherwise sell. The Trust’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	5

Trust Summary as of January 31, 2014

Trust Overview

BlackRock Build America Bond Trust’s (BBN) (the “Trust”) investment objective is to seek high current income, with a secondary objective of capital appreciation. The Trust seeks to achieve its investment objectives by investing primarily in a portfolio of taxable municipal securities known as BABs issued by state and local governments to finance capital projects such as public schools, roads, transportation infrastructure, bridges, ports and public buildings, among others, pursuant to the American Recovery and Reinvestment Act of 2009. Unlike investments in most other municipal securities, interest received on BABs is subject to federal income tax and may be subject to state income tax. Issuers of direct pay BABs, however, are eligible to receive a subsidy from the US Treasury of up to 35% of the interest paid on the bonds, which allows such issuers to issue bonds that pay interest rates that are expected to be competitive with the rates typically paid by private bond issuers in the taxable fixed income market. Under normal market conditions, the Trust invests at least 80% of its assets in BABs and invests 80% of its assets in securities that at the time of investment are investment grade quality. While the US Treasury subsidizes the interest paid on BABs, it does not guarantee the principal or interest payments on BABs, and there is no guarantee that the US Treasury will not reduce or eliminate the subsidies for BABs in the future. As of the date of this report, the subsidy that issuers of direct payment BABs receive from the US Treasury has been reduced as the result of budgetary sequestration, which may result in early redemptions of BABs at par value. See Build America Bond Overview on page 4.

The BABs program expired on December 31, 2010 and was not renewed. Accordingly, there have been no new issuances of BABs since that date. The Trust has a contingent term provision stating that if there are no new issuances of BABs or similar US government subsidized taxable municipal bonds for any 24-month period ending on or before December 31, 2014, the Board of Trustees (the “Board”) of the Trust would undertake an evaluation of potential actions with respect to the Trust, which may include, among other things, changes to the non-fundamental investment policies of the Trust to broaden its primary investment policies to taxable municipal securities generally or the termination of the Trust (the “Contingent Review Provision”). In November 2013, the Board approved an extension of the Contingent Review Provision until on or before December 31, 2016, during which time the Board will continue to monitor the Trust on an ongoing basis and evaluate potential actions with respect to the Trust. See Note 9 of Notes to Financial Statements for additional information.

No assurance can be given that the Trust’s investment objectives will be achieved.

Performance

For the six-month period ended January 31, 2014, the Trust returned 5.63% based on market price and 6.42% based on NAV. For the same period, the closed-end Lipper General Bond Funds category posted an average return of 3.66% based on market price and 5.11% based on NAV. All returns reflect reinvestment of dividends. The Trust’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV. Contributing positively to performance was the Trust’s income generated from coupon payments on its portfolio of mostly taxable municipal bonds. The Trust’s holdings of BABs had a positive impact on returns as credit spreads generally tightened in these and other taxable municipal securities during the period. Exposure to longer-dated bonds added to returns as the yield curve flattened (i.e., long-term rates fell while short- and intermediate-term rates rose slightly) (Bond prices rise when rates fall. BABs are taxable municipal bonds; yield movements on these bonds tend to correlate with moves in US government interest rates.). Detracting from performance was security selection as certain credits, such as the Chicago Illinois Board of Education and Wayne County, Michigan, declined in market value due to credit rating downgrades during the period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Trust Information
Symbol on New York Stock Exchange (“NYSE”)	BBN
Initial Offering Date	August 27, 2010
Current Distribution Rate on Closing Market Price as of January 31, 2014 ($19.52)[1]	8.10%
Current Monthly Distribution per Common Share[2]	$0.1318
Current Annualized Distribution per Common Share[2]	$1.5816
Economic Leverage as of January 31, 2014[3]	33%

[1]

Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a return of capital. See the Additional Information — Section 19(a) Notice for estimated sources and character of distributions. Past performance does not guarantee future results.

[2]	The distribution rate is not constant and is subject to change. A portion of the distribution may be deemed a return of capital or net realized gain at fiscal year end.

[3]

Represents reverse repurchase agreements as a percentage of total managed assets, which is the total assets of the Trust, including any assets attributable to reverse repurchase agreements, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Trust, please see The Benefits and Risks of Leveraging on page 5.

6	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Market Price and Net Asset Value Per Share Summary

	1/31/14	7/31/13	Change	High	Low
Market Price	$19.52	$19.26	1.35%	$19.70	$18.15
Net Asset Value	$21.74	$21.29	2.11%	$21.74	$20.26

Market Price and Net Asset Value History Since Inception

[1]	Commencement of operations.

Overview of the Trust’s Long-Term Investments

Sector Allocation	1/31/14	7/31/13
Utilities	30%	31%
County/City/Special District/School District	23	23
Transportation	21	20
State	11	11
Education	11	11
Housing	2	2
Health	1	1
Corporate	1	1

Credit Quality Allocation[2]	1/31/14	7/31/13
AAA/Aaa	5%	5%
AA/Aa	49	49
A	43	43
BBB/Baa	2	3
BB/Ba	1	—

[2]	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2014	—
2015	—
2016	1%
2017	—
2018	—

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	7

Schedule of Investments January 31, 2014 (Unaudited)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 3.0%
City of Phoenix Arizona Civic Improvement Corp., RB, Sub-Series C (NPFGC), 6.00%, 7/01/35	$10,000	$10,371,900
Salt River Project Agricultural Improvement & Power District, RB, Build America Bonds, Series A, 4.84%, 1/01/41 (a)	25,000	26,968,500

		37,340,400
California — 32.4%
Bay Area Toll Authority, RB, Build America Bonds:
Series S-1, 6.92%, 4/01/40	13,700	17,512,573
Series S-3, 6.91%, 10/01/50	14,000	18,277,980
California Infrastructure & Economic Development Bank, RB, Build America Bonds, 6.49%, 5/15/49	2,500	2,855,850
California State Public Works Board, RB, Build America Bonds, Series G-2, 8.36%, 10/01/34 (a)	18,145	22,784,676
City of San Francisco Public Utilities Commission, RB, Build America Bonds, Sub-Series E, 6.00%, 11/01/40 (a)	21,255	25,591,658
City of San Jose California, Refunding ARB, Series B (AGM), 6.60%, 3/01/41	10,000	10,376,400
County of Alameda California Joint Powers Authority, RB, Build America Bonds, Recovery Zone, Series A, 7.05%, 12/01/44 (a)	13,300	15,416,030
County of Orange California Local Transportation Authority, Refunding RB, Build America Bonds, Series A, 6.91%, 2/15/41	5,000	6,472,300
County of Sonoma California, Refunding RB, Series A, 6.00%, 12/01/29	14,345	15,048,192
Los Angeles Community College District California, GO, Build America Bonds, 6.60%, 8/01/42 (a)	10,000	12,951,100
Los Angeles Department of Water & Power, RB, Build America Bonds:
6.17%, 7/01/40 (a)	37,500	40,707,750
7.00%, 7/01/41	17,225	19,318,699
Metropolitan Water District of Southern California, RB, Build America Bonds, Series A, 6.95%, 7/01/40 (a)	12,000	13,641,720
Palomar Community College District, GO, Build America Bonds, Series B-1, 7.19%, 8/01/45	7,500	8,430,150
Rancho Water District Financing Authority, RB, Build America Bonds, Series A, 6.34%, 8/01/40 (a)	20,000	21,422,600
California (concluded)
Riverside Community College District, GO, Build America Bonds, Series D-1, 7.02%, 8/01/40	$11,000	$12,227,270
San Diego County Regional Airport Authority, Refunding RB, Build America Bonds, Sub-Series C, 6.63%, 7/01/40	32,100	33,750,582
San Diego Tobacco Settlement Revenue Funding Corp., RB, Asset-Backed, 7.13%, 6/01/32	1,615	1,504,179
State of California, GO, Build America Bonds, Various Purpose:
7.55%, 4/01/39	9,035	12,608,071
7.63%, 3/01/40	8,950	12,401,836
7.60%, 11/01/40	15,000	21,143,100
University of California, RB, Build America Bonds (a):
5.95%, 5/15/45	24,000	28,234,560
6.30%, 5/15/50	27,010	29,232,653

		401,909,929
Colorado — 3.6%
City & County of Denver Colorado School District No. 1, COP, Refunding, Series B, 7.02%, 12/15/37	6,000	7,265,880
Regional Transportation District, COP, Build America Bonds, Series B, 7.67%, 6/01/40	28,000	32,225,480
State of Colorado, COP, Build America Bonds, Series E, 7.02%, 3/15/31	5,000	5,484,750

		44,976,110
Connecticut — 1.0%
Town of Stratford Connecticut, GO, 6.00%, 8/15/38	12,000	12,945,720
District of Columbia — 2.3%
Metropolitan Washington Airports Authority, RB, Build America Bonds, Series D, 8.00%, 10/01/47	10,750	12,656,728
Washington Convention & Sports Authority, Refunding RB, Series C, 7.00%, 10/01/40	15,000	15,695,400

		28,352,128
Florida — 2.6%
City of Sunrise Florida Utility System, RB, Build America Bonds, Series B, 5.91%, 10/01/35 (a)	25,000	27,420,500
County of Pasco Florida Water & Sewer, RB, Build America Bonds, Series B, 6.76%, 10/01/39	1,500	1,646,565

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGM	Assured Guaranty Municipal Corp.	ISD	Independent School District
	AMT	Alternative Minimum Tax (subject to)	M/F	Multi-Family
	ARB	Airport Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
	COP	Certificates of Participation	PSF-GTD	Permanent School Fund Guaranteed
	EDA	Economic Development Authority	Q-SBLF	Qualified School Bond Loan Fund
	GO	General Obligation Bonds	RB	Revenue Bonds
	HFA	Housing Finance Agency

See Notes to Financial Statements.

8	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Town of Davie Florida Water & Sewer, RB, Build America Bonds, Series B (AGM), 6.85%, 10/01/40	$2,500	$2,728,050

		31,795,115
Georgia — 5.5%
Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4, Refunding RB, Build America Bonds, Series A:
6.64%, 4/01/57 (a)	32,084	35,685,108
6.66%, 4/01/57	20,665	22,476,907
7.06%, 4/01/57	10,000	10,483,600

		68,645,615
Hawaii — 2.6%
University of Hawaii, RB, Build America Bonds, Series B-1, 6.03%, 10/01/40	30,500	32,623,410
Illinois — 21.3%
Chicago Board of Education, GO, Build America Bonds, 6.52%, 12/01/40	25,000	24,385,000
Chicago Transit Authority, RB:
Build America Bonds, Series B, 6.20%, 12/01/40	16,015	17,422,078
Series A, 6.90%, 12/01/40 (a)	4,075	4,762,167
Series B, 6.90%, 12/01/40	4,900	5,726,287
City of Chicago Illinois, GO, Build America Bonds:
Recovery Zone, Series D, 6.26%, 1/01/40	27,180	26,375,200
Series B, 7.52%, 1/01/40	12,665	14,354,384
City of Chicago Illinois, Refunding ARB, O’Hare International Airport, General 3rd Lien, Build America Bonds, Series B:
6.85%, 1/01/38 (a)	30,110	32,539,576
6.40%, 1/01/40	1,500	1,729,935
City of Chicago Illinois Wastewater Transmission, RB, Build America Bonds, Series B, 6.90%, 1/01/40 (a)	36,000	41,900,040
City of Chicago Illinois Waterworks Transmission, RB, Build America Bonds, 2nd Lien, Series B, 6.74%, 11/01/40	15,250	17,710,435
County of Cook Illinois, GO, Build America Bonds, Series D, 6.23%, 11/15/34 (a)	7,900	8,389,642
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	5,000	5,402,350
Illinois Municipal Electric Agency, RB, Build America Bonds, Series A, 7.29%, 2/01/35	15,000	16,940,250
Northern Illinois Municipal Power Agency, RB, Build America Bonds, Prairie State Project, Series A, 7.82%, 1/01/40	5,000	5,769,850
State of Illinois, GO, Build America Bonds, 7.35%, 7/01/35 (a)	34,295	40,422,831

		263,830,025
Indiana — 2.6%
Indiana Finance Authority, RB, Build America Bonds, Series B, 6.60%, 2/01/39	7,900	9,140,142
Indiana Municipal Power Agency, RB, Build America Bonds, Direct Payment, Series A, 5.59%, 1/01/42	22,290	23,472,707

		32,612,849
Municipal Bonds	Par (000)	Value
Iowa — 0.5%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project, 5.25%, 12/01/25	$6,595	$6,121,545
Kentucky — 1.6%
City of Wickliffe Kentucky, RB, MeadWestvaco Corp., 7.67%, 1/15/27 (b)	9,400	9,389,942
Kentucky State Property & Building Commission, RB, Build America Bonds, Series C, 5.92%, 11/01/30	10,000	11,111,200

		20,501,142
Louisiana — 0.8%
Administrators of the Tulane Educational Fund, Refunding RB, Tulane University of Louisiana, Series D, 5.25%, 2/15/48	10,100	9,793,768
Maine — 0.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 7/01/36	5,000	5,264,250
Maryland — 0.1%
Maryland Community Development Administration, RB, Residential, Series I, 6.50%, 3/01/43	1,000	1,005,460
Massachusetts — 1.5%
Commonwealth of Massachusetts, RB, Build America Bonds, Recovery Zone, Series A, 5.73%, 6/01/40 (a)	5,000	6,049,150
Massachusetts HFA, Refunding RB, Series D, 7.02%, 12/01/42	12,000	12,557,400

		18,606,550
Michigan — 1.7%
County of Wayne Michigan, RB, Build America Bonds, Recovery Zone, Economic Development Bonds, 10.00%, 12/01/40	3,500	3,416,385
Detroit City School District, GO, Build America Bonds (Q-SBLF), 6.85%, 5/01/40	10,000	9,232,200
Michigan State University, RB, Build America Bonds, General, Series A, 6.17%, 2/15/50	5,500	6,070,900
State of Michigan, RB, Build America Bonds, Series B, 7.63%, 9/15/27	2,000	2,392,540

		21,112,025
Minnesota — 1.2%
Southern Minnesota Municipal Power Agency, Refunding RB, Build America Bonds, Series A, 5.93%, 1/01/43	8,000	8,224,480
Western Minnesota Municipal Power Agency, RB, Build America Bonds, Series C, 6.77%, 1/01/46	5,000	6,116,350

		14,340,830
Mississippi — 0.5%
Mississippi Development Bank, RB, Build America Bonds, Desoto County Highway Contruction Project, Series B, 6.41%, 1/01/40	5,000	5,814,500

See Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	9

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Missouri — 1.7%
Missouri Joint Municipal Electric Utility Commission, RB, Build America Bonds, Plum Point Project, Series A, 7.73%, 1/01/39	$11,000	$13,026,970
University of Missouri, RB, Build America Bonds, Series A, 5.79%, 11/01/41 (a)	7,000	8,603,910

		21,630,880
Nevada — 1.3%
County of Clark Nevada, ARB, Build America Bonds:
Series B, 6.88%, 7/01/42	10,000	10,976,700
Series C, 6.82%, 7/01/45 (a)	2,000	2,624,100
Las Vegas Valley Water District Nevada, GO, Limited Tax, Build America Bonds, Series C, 7.01%, 6/01/39	2,265	2,484,614

		16,085,414
New Jersey — 15.2%
County of Camden New Jersey Improvement Authority, RB, Build America Bonds, Cooper Medical School of Rowan University Project, Series A, 7.75%, 7/01/34	5,000	5,290,300
New Jersey EDA, RB:
Build America Bonds, Series CC-1, 6.43%, 12/15/35 (a)	15,000	16,263,600
Series A (NPFGC), 7.43%, 2/15/29	20,974	25,981,333
New Jersey State Housing & Mortgage Finance Agency, RB, M/F Housing, Series C (AGM), 6.65%, 11/01/44	19,800	19,476,666
New Jersey State Turnpike Authority, RB, Build America Bonds:
Series A, 7.10%, 1/01/41 (a)	34,000	46,121,000
Series F, 7.41%, 1/01/40	6,790	9,517,611
New Jersey Transportation Trust Fund Authority, RB, Build America Bonds:
Series B, 6.88%, 12/15/39	8,500	9,175,750
Series C, 5.75%, 12/15/28	5,000	5,633,650
Series C, 6.10%, 12/15/28 (a)	42,500	47,097,650
South Jersey Port Corp., RB, Build America Bonds, Marine Terminal, Series P-3, 7.37%, 1/01/40	3,215	3,553,378

		188,110,938
New York — 14.8%
City of New York, New York, GO, Build America Bonds, Sub-Series C-1, 5.82%, 10/01/31	15,000	16,108,050
City of New York, New York Municipal Water Finance Authority, RB, Build America Bonds, 2nd General Resolution, Series DD, 6.45%, 6/15/41	6,300	6,934,032
City of New York, New York Municipal Water Finance Authority, Refunding RB, Build America Bonds, 2nd General Resolution:
Series AA, 5.79%, 6/15/41 (a)	25,000	26,611,250
Series CC, 6.28%, 6/15/42 (a)	20,000	21,924,600
Series EE, 6.49%, 6/15/42	2,000	2,203,240
Series GG, 6.12%, 6/15/42	2,445	2,644,439
City of New York, New York Transitional Finance Authority, RB, Build America Bonds Future Tax Secured (a):
Sub-Series B-1, 5.57%, 11/01/38	19,000	22,083,700
Sub-Series C-2, 6.27%, 8/01/39	14,795	16,428,516
Municipal Bonds	Par (000)	Value
New York (concluded)
Metropolitan Transportation Authority, RB, Build America Bonds:
Series A, 6.67%, 11/15/39	$2,220	$2,789,497
Series C, 7.34%, 11/15/39 (a)	13,245	18,206,709
Series C-1, 6.69%, 11/15/40	13,000	16,356,990
Port Authority of New York & New Jersey, RB, Construction, 182nd Series, 5.31%, 8/01/46	14,500	14,853,655
State of New York Dormitory Authority, RB, Build America Bonds, General Purpose, Series H, 5.39%, 3/15/40 (a)	15,000	17,026,950

		184,171,628
Ohio — 6.1%
American Municipal Power, Inc., RB, Build America Bonds, Combined Hydroelectric Projects, Series B, 7.83%, 2/15/41	10,000	13,528,100
County of Franklin Ohio Convention Facilities Authority, RB, Build America Bonds, 6.64%, 12/01/42 (a)	30,365	35,784,545
County of Hamilton Ohio, RB, Sewer System, Build America Bonds, Series B, 6.50%, 12/01/34	7,000	7,902,020
Mariemont City School District, GO, Refunding, Build America Bonds, Series B, 6.55%, 12/01/47 (a)	10,055	10,797,059
Princeton City School District, GO, Refunding, Build America Bonds, Series C, 6.09%, 12/01/40 (a)	7,340	7,491,131

		75,502,855
Oklahoma — 0.3%
Oklahoma Municipal Power Authority, RB, Build America Bonds, Series B, 6.44%, 1/01/45	3,500	3,863,300
Pennsylvania — 1.4%
Pennsylvania Economic Development Financing Authority, RB, Build America Bonds, Series B, 6.53%, 6/15/39	12,250	13,465,323
Pennsylvania Turnpike Commission, RB, Build America Bonds, Sub-Series E, 6.38%, 12/01/37	3,625	3,810,600

		17,275,923
South Carolina — 0.9%
South Carolina State Public Service Authority, RB, Build America Bonds, Series C, 6.45%, 1/01/50	10,000	11,504,300
Tennessee — 3.7%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, RB, Build America Bonds:
Series A2, 7.43%, 7/01/43 (a)	35,105	42,608,694
Series B, 6.73%, 7/01/43	2,500	2,897,400

		45,506,094
Texas — 10.1%
City of Austin Texas, RB, Travis, Williams & Hays Counties, Rental Car Specialty Facilities, 5.75%, 11/15/42	10,000	9,819,600
City of San Antonio Texas, RB, Build America Bonds, Series A, 6.17%, 2/01/41	19,000	20,901,710

See Notes to Financial Statements.

10	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
City of San Antonio Texas, Refunding RB, Build America Bonds, Junior Lien, Series B, 6.31%, 2/01/37 (a)	$35,000	$38,799,250
County of Bexar Texas Hospital District, GO, Build America Bonds, Series B, 5.41%, 2/15/40 (a)	20,000	20,848,400
Cypress-Fairbanks ISD, GO, Build America Bonds, Schoolhouse, Series B, 6.63%, 2/15/38	14,000	15,820,980
Dallas Area Rapid Transit, RB, Build America Bonds, Senior Lien, Series B, 5.02%, 12/01/48	2,500	2,749,650
Katy ISD Texas, GO, Build America Bonds, School Building, Series D (PSF-GTD), 6.35%, 2/15/41 (a)	5,000	5,511,750
North Texas Municipal Water District, RB, Build America Bonds, Series A, 6.01%, 9/01/40	10,000	11,110,100

		125,561,440
Utah — 3.3%
County of Utah, Utah, RB, Build America Bonds, Recovery Zone, Series C, 7.13%, 12/01/39	11,800	12,956,990
Utah Transit Authority, RB, Build America Bond, Subordinated, 5.71%, 6/15/40	26,405	27,643,130

		40,600,120
Virginia — 0.5%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings LLC Project, AMT, 6.00%, 1/01/37	$5,865	$6,128,397
Washington — 1.6%
Port of Seattle Washington, RB, Series B1, 7.00%, 5/01/36	5,000	5,658,050
Washington State Convention Center Public Facilities District, RB, Build America Bonds, Series B, 6.79%, 7/01/40	12,350	13,846,944

		19,504,994
Total Long-Term Investments (Cost — $1,648,574,803) — 146.1%		1,813,037,654

Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.03% (c)(d)	8,148,681	8,148,681
Total Short-Term Securities (Cost — $8,148,681) — 0.6%		8,148,681
Total Investments (Cost — $1,656,723,484) — 146.7%		1,821,186,335
Liabilities in Excess of Other Assets — (46.7)%		(580,040,501)

Net Assets — 100.0%		$1,241,145,834

Notes to Schedule of Investments

(a)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Investments in issuers considered to be an affiliate of the Trust during the six months ended January 31, 2014, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at January 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,496,512	5,652,169	8,148,681	$2,374

(d)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of January 31, 2014 were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.50%	1/15/13	Open	$15,186,938	$15,262,451
Barclays Capital, Inc.	0.50%	1/15/13	Open	20,671,875	20,759,156
Barclays Capital, Inc.	0.50%	1/15/13	Open	25,537,500	25,645,325
Barclays Capital, Inc.	0.50%	1/15/13	Open	5,152,500	5,174,255
Barclays Capital, Inc.	0.50%	1/15/13	Open	10,417,500	10,461,485
Barclays Capital, Inc.	0.50%	1/15/13	Open	8,662,500	8,699,075
Barclays Capital, Inc.	0.50%	1/15/13	Open	28,059,615	28,178,089
Barclays Capital, Inc.	0.50%	1/15/13	Open	20,565,000	20,651,830
Barclays Capital, Inc.	0.50%	1/15/13	Open	10,035,000	10,077,370
Barclays Capital, Inc.	0.55%	1/15/13	Open	24,131,250	24,263,235
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	39,234,375	39,442,535

See Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	11

Schedule of Investments (continued)

Reverse repurchase agreements outstanding as of January 31, 2014 were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	$21,850,000	$21,965,926
Credit Suisse Securities (USA) LLC	0.50%	1/15/13	Open	23,566,481	23,691,514
Credit Suisse Securities (USA) LLC	0.50%	2/7/13	Open	37,362,500	37,560,729
Credit Suisse Securities (USA) LLC	0.50%	2/7/13	Open	26,640,000	26,781,340
Credit Suisse Securities (USA) LLC	0.50%	2/28/13	Open	15,608,725	15,691,538
Credit Suisse Securities (USA) LLC	0.50%	4/2/13	Open	17,175,000	17,266,123
Credit Suisse Securities (USA) LLC	0.50%	4/2/13	Open	6,100,000	6,132,364
Credit Suisse Securities (USA) LLC	0.50%	4/2/13	Open	15,431,250	15,513,121
Credit Suisse Securities (USA) LLC	0.50%	4/2/13	Open	10,137,500	10,191,285
Credit Suisse Securities (USA) LLC	0.50%	4/2/13	Open	2,437,500	2,450,432
Credit Suisse Securities (USA) LLC	0.50%	4/2/13	Open	13,320,000	13,390,670
Credit Suisse Securities (USA) LLC	0.50%	4/2/13	Open	21,675,000	21,789,998
Credit Suisse Securities (USA) LLC	0.50%	4/2/13	Open	10,331,512	10,380,013
Credit Suisse Securities (USA) LLC	0.50%	4/30/13	Open	18,410,550	18,481,379
Credit Suisse Securities (USA) LLC	0.50%	5/23/13	Open	4,055,000	4,069,305
Credit Suisse Securities (USA) LLC	0.50%	11/25/13	Open	7,238,375	7,245,211
Credit Suisse Securities (USA) LLC	0.50%	11/29/13	Open	6,510,000	6,515,787
Deutsche Bank Securities, Inc.	0.50%	12/27/13	Open	23,295,000	23,305,677
Deutsche Bank Securities, Inc.	0.55%	12/27/13	Open	33,882,000	33,899,082
Deutsche Bank Securities, Inc.	0.55%	12/27/13	Open	27,838,000	27,852,035
Deutsche Bank Securities, Inc.	0.55%	12/27/13	Open	4,191,000	4,193,113
RBC Capital Markets LLC	0.50%	12/27/13	Open	6,277,500	6,280,290
Deutsche Bank Securities, Inc.	0.20%	12/31/13	Open	24,121,000	24,125,422
RBC Capital Markets LLC	0.50%	1/30/14	Open	19,278,000	19,278,536
Total				$604,385,946	$606,665,696

•	Financial futures contracts outstanding as of January 31, 2014 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(1,845)	US Treasury Long Bond	Chicago Board of Trade	March 2014	$246,480,469	$(7,608,071)

•

Fair Value Measurements—Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

12	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Schedule of Investments (concluded)

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of January 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$1,813,037,654	—	$1,813,037,654
Short-Term Securities	$8,148,681	—	—	8,148,681

Total	$8,148,681	$1,813,037,654	—	$1,821,186,335

[1] See above Schedule of Investments for values in each state or political subdivision.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(7,608,071)	—	—	$(7,608,071)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The carrying amount, or face value, including accrued interest, for certain of the Trust’s assets and/or liabilities approximates fair value for financial statement purposes. As of January 31, 2014, such assets and liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$4,808,000	—	—	$4,808,000
Liabilities:
Reverse repurchase agreements	—	$(606,665,696)	—	(606,665,696)

Total	$4,808,000	$(606,665,696)	—	$(601,857,696)

There were no transfers between levels during the six months ended January 31, 2014.

See Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	13

Statement of Assets and Liabilities

January 31, 2014 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $1,648,574,803)	$1,813,037,654
Investments at value — affiliated (cost — $8,148,681)	8,148,681
Cash pledged for financial futures contracts	4,808,000
Interest receivable	23,546,138
Prepaid expenses	40,999

Total assets	1,849,581,472

Liabilities
Reverse repurchase agreements	606,665,696
Investment advisory fees payable	836,649
Variation margin payable on financial futures contracts	576,563
Officer’s and Trustees’ fees payable	214,633
Other accrued expenses payable	142,097

Total liabilities	608,435,638

Net Assets	$1,241,145,834

Net Assets Consist of
Paid-in capital	$1,088,757,045
Undistributed net investment income	508,374
Accumulated net realized loss	(4,974,365)
Net unrealized appreciation/depreciation	156,854,780

Net Assets	$1,241,145,834

Net Asset Value
Based on net assets of $1,241,145,834 and 57,103,349 shares outstanding, unlimited number of shares authorized, $0.001 par value	$21.74

See Notes to Financial Statements.

14	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Statement of Operations

Six Months Ended January 31, 2014 (Unaudited)

Investment Income
Interest	$52,543,911
Income — affiliated	2,374

Total income	52,546,285

Expenses
Investment advisory	4,962,740
Accounting services	69,419
Officer and Trustees	67,904
Professional	60,458
Transfer agent	60,135
Custodian	53,620
Printing	9,456
Registration	1,586
Miscellaneous	36,397

Total expenses excluding interest expense	5,321,715
Interest expense	1,564,308

Total expenses	6,886,023
Less fees waived by Manager	(3,896)

Total expenses after fees waived	6,882,127

Net investment income	45,664,158

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	(2,398,450)
Financial futures contracts	10,697,454

8,299,004

Net change in unrealized appreciation/depreciation on:
Investments	31,373,463
Financial futures contracts	(14,545,894)

16,827,569

Total realized and unrealized gain	25,126,573

Net Increase in Net Assets Resulting from Operations	$70,790,731

See Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	15

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2014 (Unaudited)	Year Ended July 31, 2013

Operations
Net investment income	$45,664,158	$89,947,193
Net realized gain	8,299,004	7,874,563
Net change in unrealized appreciation/depreciation	16,827,569	(159,827,080)

Net increase (decrease) in net assets resulting from operations	70,790,731	(62,005,324)

Dividends to Shareholders From
Net investment income	(45,157,328)	(90,314,657)[1]

Net Assets
Total increase (decrease) in net assets	25,633,403	(152,319,981)
Beginning of period	1,215,512,431	1,367,832,412

End of period	$1,241,145,834	$1,215,512,431

Undistributed net investment income, end of period	$508,374	$1,544

[1] Determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

16	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Statement of Cash Flows

Six Months Ended January 31, 2014 (Unaudited)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$70,790,731
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Increase in interest receivable	(16,053)
Increase in cash pledged for financial futures contracts	(1,673,000)
Increase in prepaid expenses	(27,583)
Decrease in investment advisory fees payable	(20,288)
Increase in interest expense payable	798,288
Decrease in other accrued expenses payable	(118,601)
Increase in variation margin payable on financial futures contracts	413,282
Increase in Officer’s and Trustees’ fees payable	35,519
Net realized gain on investments	2,398,450
Net unrealized loss on investments	(31,373,463)
Amortization of premium and accretion of discount on investments	398,794
Proceeds from sales of long-term investments	39,819,952
Purchases of long-term investments	(32,410,984)
Net payments on purchases of short-term securities	(5,652,169)

Cash provided by operating activities	43,362,875

Cash Used for Financing Activities
Net borrowing of reverse repurchase agreements	2,137,104
Cash dividends paid to shareholders	(45,499,979)

Cash used for financing activities	(43,362,875)

Cash
Net increase (decrease) in cash	—
Cash at beginning of period	—

Cash at end of period	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$766,020

See Notes to Financial Statements.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	17

Financial Highlights

	Six Months Ended January 31, 2014 (Unaudited)		Year Ended July 31,		Period August 27, 2010[1] to July 31, 2011
			2013	2012

Per Share Operating Performance

Net asset value, beginning of period	$21.29		$23.95	$20.38	$19.10	[2]

Net investment income[3]	0.80		1.58	1.54	1.20
Net realized and unrealized gain (loss)	0.44		(2.66)	3.57	1.30

Net increase (decrease) from investment operations	1.24		(1.08)	5.11	2.50

Dividends and distributions from:
Net investment income	(0.79)[4]		(1.58)[5]	(1.54)[5]	(1.18)[5]
Net realized gain	–		–	–	(0.00)[5,6]

Total dividends and distributions	(0.79)		(1.58)	(1.54)	(1.18)

Capital charges with respect to issuance of shares	–		–	–	(0.04)

Net asset value, end of period	$21.74		$21.29	$23.95	$20.38

Market price, end of period	$19.52		$19.26	$23.89	$18.41

Total Investment Return[7]
Based on net asset value	6.42%	[8]	(4.57)%	26.22%	13.84%	[8]

Based on market price	5.63%	[8]	(13.45)%	39.37%	(1.79)%	[8]

Ratios to Average Net Assets
Total expenses	1.15%	[9]	1.10%	1.09%	1.06%	[9]

Total expenses after fees waived	1.15%	[9]	1.10%	1.09%	1.06%	[9]

Total expenses after fees waived and excluding interest expense and fees	0.89%	[9,10]	0.86% [10]	0.85% [11]	0.81%	[9,11]

Net investment income	7.63%	[9]	6.75%	6.88%	6.99%	[9]

Supplemental Data
Net assets, end of period (000)	$1,241,146		$1,215,512	$1,367,832	$1,164,019

Borrowings outstanding, end of period (000)	$606,666		$603,730	$584,223	$515,229

Average borrowings outstanding, during the period (000)	$603,145		$603,829	$551,053	$368,555

Portfolio turnover	2%		4%	7%	13%

Asset coverage, end of period per $1,000 of borrowings	$3,046		$3,013	$3,341	$3,259

[1]	Commencement of operations.

[2]	Net asset value, beginning of period, reflects a deduction of $0.90 per share sales charge from the initial offering price of $20.00 per share.

[3]	Based on average shares outstanding.

[4]	A portion of dividends from net investment income may be deemed a return of capital or net realized gain at fiscal year end.

[5]	Determined in accordance with federal income tax regulations.

[6]	Amount is greater than $(0.005) per share.

[7]

Total investment returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of dividends and distributions.

[8]	Aggregate total investment return.

[9]	Annualized.

[10]	Interest expense and fees related to reverse repurchase agreements.

[11]	Interest expense and fees related to tender option bond trusts and reverse repurchase agreements.

See Notes to Financial Statements.

18	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Build America Bond Trust (the “Trust”) is registered under the 1940 Act, as a non-diversified, closed-end management investment company. The Trust is organized as a Delaware statutory trust. The Trust determines and makes available for publication the NAV of its Common Shares on a daily basis.

2. Significant Accounting Policies:

The Trust’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Trust:

Valuation: US GAAP defines fair value as the price the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Trust determines the fair value of its financial instruments at market value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Trust for all financial instruments.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end registered investment companies are valued at NAV each business day.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the Global Valuation Committee, or its delegate, seeks to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurements, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof on a quarterly basis.

Segregation and Collateralization: In cases where the Trust enters into certain investments (e.g., financial futures contracts), or certain borrowings (e.g., reverse repurchase transactions) that would be “senior securities” for 1940 Act purposes, the Trust may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of the Trust’s future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security”. Furthermore, if required by an exchange or counterparty agreement, the Trust may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	19

Notes to Financial Statements (continued)

Dividends and Distributions: Dividends from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Trust’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Trust files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Trust’s US federal tax returns remains open for each of the two years ended July 31, 2013 and the period ended July 31, 2011. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of a tax liability.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Trust’s Board, the independent Trustees (“Independent Trustees”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Trustees. This has the same economic effect for the Independent Trustees as if the Independent Trustees had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Deferred compensation liabilities are included in Officer’s and Trustees’ fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Trust until such amounts are distributed in accordance with the Plan.

Other: Expenses directly related to the Trust are charged to the Trust. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Trust has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Forward Commitments and When-Issued Delayed Delivery Securities: The Trust may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Trust may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Trust may be required to pay more at settlement than the security is worth. In addition, the Trust is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Trust assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Trust’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedule of Investments.

Reverse Repurchase Agreements: The Trust may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Trust sells securities to a bank or broker-dealer and agrees to repurchase the same securities at a mutually agreed upon date and price. During the term of the reverse repurchase agreement, the Trust continues to receive the principal and interest payments on securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Trust may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Trust is obligated to repurchase under the agreement may decline below the repurchase price.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest payments to be made to the counterparty is recorded as a liability in the Statement of Assets and Liabilities at face value including accrued interest. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Trust to the counterparties are recorded as a component of interest expense in the Statement of Operations. In periods of increased demand for the security, the Trust may receive a fee for use of the security by the counterparty, which may result in interest income to the Trust.

Reverse repurchase transactions are entered into by the Trust under Master Repurchase Agreements (“MRA”), which permit the Trust, under

20	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Notes to Financial Statements (continued)

certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Trust. With reverse repurchase transactions, typically the Trust and the counterparty are permitted to sell, re-pledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Trust receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Trust upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Trust is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The following table is a summary of the Trust’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis as of January 31, 2014:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged	Net Amount[2]
Barclays Capital, Inc.	$169,172,271	$(169,172,271)	—	—
Credit Suisse Securities (USA) LLC	298,559,270	(298,559,270)	—	—
Deutsche Bank Securities, Inc.	113,375,329	(113,375,329)	—	—
RBC Capital Markets LLC	25,558,826	(25,558,826)	—	—

Total	$606,665,696	$(606,665,696)	—	—

[1]

Net collateral with a value of $673,012,981 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

[2]	Net amount represents the net amount payable due to the counterparty in the event of default.

In the event the buyer of securities under an MRA files for bankruptcy or becomes insolvent, the Trust’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Trust’s obligation to repurchase the securities.

4. Derivative Financial Instruments:

The Trust engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Trust and/or to economically hedge its exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: The Trust purchases and/or sells financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Trust and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Trust is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited, if any, is recorded on the Statement of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Trust as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statement of Assets and Liabilities.

When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

The following is a summary of the Trust’s derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of January 31, 2014
	Derivative Assets
	Statement of Assets and Liabilities Location	Value
Interest rate contracts	Net unrealized depreciation[3]	$(7,608,071)

[3]

Includes cumulative appreciation/depreciation on financial futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	21

Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statement of Operations Six Months Ended January 31, 2014
Net Realized Gain From
Interest rate contracts:
Financial futures contracts	$10,697,454

Net Change in Unrealized Appreciation/Depreciation on
Interest rate contracts:
Financial futures contracts	$(14,545,894)

For the six months ended January 31, 2014, the average quarterly balances of outstanding derivative financial instruments were as follows:

Financial futures contracts:
Average number of contracts sold	1,645
Average notional value of contracts sold	$220,642,266

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Trust’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Trust.

With exchange-traded futures, there is less counterparty credit risk to the Trust since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Trust does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk still exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Trust. For financial reporting purposes, the Trust does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Trust’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays the Manager a monthly fee at an annual rate of 0.55% of the Trust’s average daily net assets, plus the proceeds of any outstanding borrowings used for leverage.

Average daily net assets are the average daily value of the Trust’s total assets minus its total accrued liabilities.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Trust pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Trust’s investment in other affiliated investment companies, if any. This amount is shown as fees waived by Manager in the Statement of Operations.

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Trust to the Manager.

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Trust reimburses the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statement of Operations.

6. Purchases and Sales:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2014 were $30,330,231 and $39,819,952, respectively.

7. Income Tax Information:

As of July 31, 2013, the Trust had a capital loss carryforward, with no expiration dates, available to offset future realized capital gains of $6,335,546.

As of January 31, 2014, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,656,723,484

Gross unrealized appreciation	$171,691,333
Gross unrealized depreciation	(7,228,482)

Net unrealized appreciation	$164,462,851

22	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Notes to Financial Statements (continued)

8. Borrowings:

For the six months ended January 31, 2014, the daily weighted average interest rate for the Trust’s borrowings from reverse repurchase agreements was 0.51%.

9. Concentration, Market and Credit Risk:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

In the normal course of business, the Trust invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Trust may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Trust; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Trust may be exposed to counterparty credit risk, or the risk that an entity with which the Trust has unsettled or open transactions may fail to or be unable to perform on its commitments. The Trust manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Trust to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Trust’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Trust.

The Trust invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to fixed income markets. See the Schedule of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions, including the Federal Reserve’s decision in December 2013 to taper its quantitative easing policy, may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Trust may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

As of January 31, 2014, the Trust invested a significant portion of its assets in securities in the county/city/special district/school district, transportation and utilities sectors. Changes in economic conditions affecting the county/city/special district/school district, transportation and utilities sectors would have a greater impact on the Trust and could affect the value, income and/or liquidity of positions in such securities.

The BABs market is smaller, less diverse and less liquid than other types of municipal securities. Since the BABs program expired on December 31, 2010 and was not extended, BABs may be less actively traded, which may negatively affect the value of BABs held by the Trust.

The Trust has a contingent term provision stating that if there are no new issuances of BABs or similar US government subsidized taxable municipal bonds for any 24-month period ending on or before December 31, 2014, the Board would undertake an evaluation of potential actions with respect to the Trust, which may include, among other things, changes to the non-fundamental investment policies of the Trust to broaden its primary investment policies to taxable municipal securities generally or the termination of the Trust (the “Contingent Review Provision”). In November 2013, the Board approved an extension of the Contingent Review Provision until on or before December 31, 2016, during which time the Board will continue to monitor the Trust on an ongoing basis and evaluate potential actions with respect to the Trust. In order to facilitate the Trust’s termination or change in investment policy, the Trust may be required to purchase or sell portfolio securities when it otherwise would not, including at times when interest rate or market conditions are not favorable. Changes in the Trust’s portfolio composition to facilitate its termination or change in investment policy may result in a reduction in the Trust’s net asset value, net investment income and/or monthly dividend distribution or subject the Trust to additional risks not inherent in the Trust’s current investments. If a decision is made to terminate the Trust, the Trust would distribute all of its net assets to shareholders of record as of the date of termination after providing for all obligations of the Trust. No assurance can be given as to how long it would take to liquidate the Trust’s portfolio and make a final liquidating distribution.

Issuers of direct pay BABs held in the Trust’s portfolio receive a subsidy from the US Treasury with respect to interest payment on bonds. There is no assurance that an issuer will comply with the requirements to receive such subsidy or that such subsidy will not be reduced or terminated altogether in the future. As of the date of this report, the subsidy that issuers of direct payment BABs receive from the US Treasury has been reduced as the result of budgetary sequestration, which may result in early redemptions of BABs at par value. See Build America Bond Overview on page 4. The early redemption of BABs at par value may result in a potential loss in value for investors of such BABs, including the Trust, who may have purchased the securities at prices above par. Moreover, the elimination or reduction in subsidy from the federal government may adversely affect an issuer’s ability to repay or refinance BABs and the BABs’ credit ratings, which, in turn, may adversely affect the value of the BABs held by the Trust and the Trust’s net asset value.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	23

Notes to Financial Statements (concluded)

10. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares, all of which were initially classified as Common Shares. The par value for the Trust’s Common Shares is $0.001. The Board is authorized, however, to reclassify any unissued shares without approval of Common Shareholders.

Shares issued and outstanding remained constant for the six months ended January 31, 2014 and the year ended July 31, 2013.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Trust’s financial statements was completed through the date the financial statements were issued and the following items were noted:

The Trust paid a net investment income dividend of $0.1318 per share on February 28, 2014 to shareholders of record February 14, 2014.

Additionally, the Trust declared a net investment income dividend on March 3, 2014 payable to shareholders of record on March 14, 2014 for the same amount noted above.

24	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Officers and Trustees

Richard E. Cavanagh, Chairman of the Board and Trustee

Karen P. Robards, Vice Chairperson of the Board, Chairperson of the Audit Committee and Trustee

Paul L. Audet, Trustee

Michael J. Castellano, Trustee and Member of the Audit Committee

Frank J. Fabozzi, Trustee and Member of the Audit Committee

Kathleen F. Feldstein, Trustee

James T. Flynn, Trustee and Member of the Audit Committee

Henry Gabbay, Trustee

Jerrold B. Harris, Trustee

R. Glenn Hubbard, Trustee

W. Carl Kester, Trustee and Member of the Audit Committee

John M. Perlowski, President and Chief Executive Officer

Brendan Kyne, Vice President

Robert W. Crothers, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Janey Ahn, Secretary

Investment Advisor

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP

New York, NY 10036

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	25

Additional Information

Regulation Regarding Derivatives

Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subjects registered investment companies and advisers to registered investment companies to regulation by the CFTC if a fund invests more than a prescribed level of its net assets in CFTC-regulated futures, options and swaps (“CFTC Derivatives”), or if a fund markets itself as providing investment exposure to such instruments. To the extent the Trust uses CFTC-regulated futures, options and swaps, it intends to do so below such prescribed levels and will not market itself as a “commodity pool” or a vehicle for trading such instruments. Accordingly, BlackRock Advisors, LLC has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA. BlackRock Advisors, LLC is not, therefore, subject to registration or regulation as a “commodity pool operator” under the CEA in respect to the Trust.

Dividend Policy

The Trust’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Trust may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Trust for any particular month may be more or less than the amount of net investment income earned by the Trust during such month. The Trust’s current accumulated but undistributed net investment income, if any, is disclosed in the Statement of Assets and Liabilities, which comprises part of the financial information included in this report.

26	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Additional Information (continued)

General Information

The Trust does not make available copies of its Statement of Additional Information because the Trust’s shares are not continuously offered, which means that the Statement of Additional Information of the Trust has not been updated after completion of the Trust’s offerings and the information contained in the Trust’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Trust’s investment objectives or policies or to the Trust’s charters or by-laws that would delay or prevent a change of control of the Trust that were not approved by the shareholders or in the principal risk factors associated with investment in the Trust. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trust’s portfolio.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Trust may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Electronic copies of most financial reports are available on the Trust’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Trust’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Trust will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Trust at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Trust’s Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Trust voted proxies relating to securities held in the Trust’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Trust Updates

BlackRock will update performance and certain other data for the Trust on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to periodically check the website for updated performance information and the release of other material information about the Trust. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trust and does not, and is not intended to, incorporate BlackRock’s website in this report.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	27

Additional Information (continued)

Section 19(a) Notice

These amounts and sources of distributions reported are only estimates provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon the Trust’s investment experience during the year and may be subject to changes based on the tax regulations. The Trust will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes.

January 31, 2014

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Common Share
BBN	$0.747880	$0.036740	$0.006180	$0.790800	94%	5%	1%	100%

The Trust estimates that it has distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Trust is returned to the shareholder. A return of capital does not necessarily reflect the Trust’s investment performance and should not be confused with ‘yield’ or ‘income.’ When distributions exceed total return performance, the difference will incrementally reduce the Trust’s net asset value per share.

Shelf Offering Program

From time-to-time, the Trust may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, the Trust may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Trust’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow the Trust to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market. The Trust has not filed a registration statement with respect to any Shelf Offerings. This report is not an offer to sell Trust Common Shares and is not a solicitation of an offer to buy Trust Common Shares. If the Trust files a registration statement with respect to any Shelf Offering, the prospectus contained therein will contain more complete information about the Trust and should be read carefully before investing.

28	BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK BUILD AMERICA BOND TRUST	JANUARY 31, 2014	29

This report is transmitted to shareholders only. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Trust has leveraged its Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

BABT-1/14-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –

Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Build America Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Build America Bond Trust

Date: April 2, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Build America Bond Trust

Date: April 2, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Build America Bond Trust

Date: April 2, 2014

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